Thrivent Global Stock Fund Investment Strategy - Thrivent Global Stock Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of domestic and international companies. Under normal market conditions, the Fund seeks to invest approximately 40% of its net assets in foreign securities. However, depending on market conditions, the Fund could invest as low as 30% of its net assets in foreign securities. An asset may be determined to be foreign based on the issuer’s domicile, principal place of business, stock exchange listing, source of revenue, or other factors. Foreign securities may also include depositary receipts. Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change. The Fund will generally make the following allocations among the broad asset classes listed below:U.S. large-cap equity0-60%U.S. mid-cap equity0-25%U.S. small-cap equity0-25%Developed international equity0-60%Emerging markets equity0-25%The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performances among asset classes. These allocations may change without shareholder approval or advance notice to shareholders to the extent consistent with applicable law. The Fund seeks to achieve its investment objective by investing primarily in domestic and foreign common stocks. The Fund may buy and sell futures contracts to either hedge its exposure or obtain exposure to certain investments. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. Fundamental techniques assess a security’s value based on factors such as an issuer’s financial profile, management, and business prospects, as applicable, while quantitative and technical techniques involve a more data-oriented analysis of financial information, market trends and price movements. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities. The Fund may also pursue its investment strategy by investing in other mutual funds managed by the Adviser or an affiliate.